Segment Information - Operating Financial Information (Detail) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Segment Reporting Information [Line Items]
Operating Revenues	$ 32,128	$ 31,772
Operating Income	7,709	7,349
Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues	4,931	5,040
Service and Other
Segment Reporting Information [Line Items]
Operating Revenues	27,197	26,732
Fios revenue
Segment Reporting Information [Line Items]
Operating Revenues	3,007	2,951
Wireless service
Segment Reporting Information [Line Items]
Operating Revenues	16,051	15,382
Consumer | Fios revenue
Segment Reporting Information [Line Items]
Operating Revenues	2,764	2,734
Consumer | Wireless service
Segment Reporting Information [Line Items]
Operating Revenues	13,357	12,881
Business | Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues	765	770
Business | Service and Other
Segment Reporting Information [Line Items]
Operating Revenues	6,900	7,000
Business | Fios revenue
Segment Reporting Information [Line Items]
Operating Revenues	243	217
Business | Wireless service
Segment Reporting Information [Line Items]
Operating Revenues	2,694	2,501
External Operating Revenues
Segment Reporting Information [Line Items]
Operating Revenues	29,804	29,332
External Operating Revenues | Consumer
Segment Reporting Information [Line Items]
Operating Revenues	22,098	21,564
External Operating Revenues | Consumer | Service
Segment Reporting Information [Line Items]
Operating Revenues	16,261	15,814
External Operating Revenues | Consumer | Wireless equipment
Segment Reporting Information [Line Items]
Operating Revenues	4,166	4,270
External Operating Revenues | Consumer | Other
Segment Reporting Information [Line Items]
Operating Revenues	1,671	1,480
External Operating Revenues | Business
Segment Reporting Information [Line Items]
Operating Revenues	7,706	7,768
External Operating Revenues | Business | Global Enterprise
Segment Reporting Information [Line Items]
Operating Revenues	2,690	2,825
External Operating Revenues | Business | Small and Medium Business
Segment Reporting Information [Line Items]
Operating Revenues	2,704	2,528
External Operating Revenues | Business | Public Sector and Other
Segment Reporting Information [Line Items]
Operating Revenues	1,471	1,429
External Operating Revenues | Business | Wholesale
Segment Reporting Information [Line Items]
Operating Revenues	841	986
Intersegment Eliminations
Segment Reporting Information [Line Items]
Operating Revenues	63	78
Intersegment Eliminations | Consumer
Segment Reporting Information [Line Items]
Operating Revenues	50	63
Intersegment Eliminations | Business
Segment Reporting Information [Line Items]
Operating Revenues	13	15
Operating Segments
Segment Reporting Information [Line Items]
Operating Revenues	29,867	29,410
Operating Income	8,298	8,049
Operating Segments | Consumer
Segment Reporting Information [Line Items]
Operating Revenues	22,148	21,627
Operating Income	7,250	6,935
Operating Segments | Business
Segment Reporting Information [Line Items]
Operating Revenues	7,719	7,783
Operating Income	$ 1,048	$ 1,114